Share-based payments (Narrative) (Details) ₪ in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022 ILS (₪)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 ILS (₪)	Jun. 30, 2022 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Total expenditure	₪ 1.0	$ 0.3	₪ 3.4	$ 1.0